Quarterly Financial Data	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information (Unaudited)
QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

Quarterly results of operations for the year ended December 31, 2014 were as follows:

(in thousands, except per share data)	Q1	Q2	Q3	Q4
Operating revenues, net	$8,109	$21,968	$53,221	$42,566
Operating income	2,244	8,236	20,491	(24,857)
Interest expense, net	6,580	24,171	22,466	31,201
Net loss	(3,374)	(13,143)	(1,521)	(62,387)
Net loss attributable to TerraForm Power, Inc. Class A common stockholders subsequent to initial public offering	N/A	N/A	(4,014)	(21,603)
Other Comprehensive Income	—	573	(3,648)	(2,391)
Weighted average Class A common shares outstanding - basic and diluted	N/A	N/A	27,066	31,505
Net earnings (loss) per weighted average Class A common share - basic and diluted	N/A	N/A	$(0.15)	$(0.69)

Quarterly results of operations for the year ended December 31, 2013 were as follows:

(in thousands, except per share data)	Q1	Q2	Q3	Q4
Operating revenues, net	$2,975	$4,663	$5,401	$4,430
Operating income	432	2,033	2,114	547
Interest expense, net	1,374	1,378	1,963	1,552
Net income (loss)	(491)	341	74	(206)